INVESCO BOND FUNDS, INC.

         Supplement to Investor Class Prospectus dated October 31, 1999

Effective January 31, 2000, the existing class of shares of INVESCO High Yield Fund, INVESCO Select Income Fund, INVESCO Tax-Free Bond Fund, and INVESCO U.S. Government Securities Fund were designated as "Investor Class."

The section of the Prospectus entitled "Risks Associated With Particular Investments - Foreign Securities Risks" is amended to (1) delete the second sentence of the first paragraph and (2) substitute the following in its place:

     High Yield and Select Income Funds may invest up to 25% of their assets in foreign debt securities.

The section of the Prospectus entitled "Fund Management" is amended to add the following paragraph after the second paragraph:

     A I M Capital Management, Inc. ("AIM"), located at 11 Greenway Plaza, Suite 100, Houston, Texas, is the sub-adviser to Tax-Free Bond Fund.

The section of the Prospectus entitled "Fund Management" is amended to (1) delete the third paragraph in its entirety and (2) substitute the following paragraph in its place:

     INVESCO, AIM and IDI are subsidiaries of AMVESCAP PLC.

The section of the Prospectus entitled "Portfolio Managers" is amended to (1) delete the first, fourth and fifth paragraphs and (2) substitute the following paragraphs in their place, respectively:

      The following individuals are primarily responsible for the day-to-day management of each Fund's portfolio holdings:

      FUND                              PORTFOLIO MANAGER(S)
      High Yield                        Donovan J. (Jerry) Paul
      Select Income                     Donovan J. (Jerry) Paul
      Tax-Free Bond                     Richard A. Berry
      U.S. Government Securities        Richard R. Hinderlie

      RICHARD A. BERRY, a vice president and senior portfolio manager of AIM, is the portfolio manager of Tax-Free Bond Fund. Richard manages several other AIM fixed-income funds. Before joining AIM in 1987, he served at various times as senior vice president for InterFirst Investment Management
      Company, manager of investor relations at Texas Industries, Inc., vice president of Banc Texas, and investment officer at Southwestern Life Insurance Company. Richard is a Chartered Financial Analyst. He received his M.B.A. in finance and his B.B.A. from Texas Christian University.

      DICK HINDERLIE is a member of the INVESCO Fixed-Income Team, which is led by Jerry Paul.

The section of the Prospectus entitled "Your Account Services" is amended to add the following new subsection after the subsection entitled "Telephone Transactions":

      HOUSEHOLDING. To save money for the Funds, INVESCO will send only one copy of a prospectus or financial report to each household address. This process, known as "householding," is used for most required shareholder mailings. It does not apply to account statements. You may, of course, request an additional copy of a prospectus or financial report at any time by calling or writing INVESCO. You may also request that householding be eliminated from all of your required mailings.

This Supplement supercedes the Supplements dated January 7, 2000 and January 26, 2000.

The date of this Supplement is May 10, 2000.

                            INVESCO BOND FUNDS, INC.

            Supplement to Class C Prospectus dated February 15, 2000

The section of the Prospectus entitled "Risks Associated With Particular Investments - Foreign Securities Risks" is amended to (1) delete the second sentence of the first paragraph and (2) substitute the following in its place:

     High Yield and Select Income Funds may invest up to 25% of their assets in foreign debt securities.

The section of the Prospectus entitled "Fund Management" is amended to add the following paragraph after the second paragraph:

     A I M Capital Management, Inc. ("AIM"), located at 11 Greenway Plaza, Suite 100, Houston, Texas, is the sub-adviser to Tax-Free Bond Fund.

The section of the Prospectus entitled "Fund Management" is amended to (1) delete the third paragraph in its entirety and (2) substitute the following paragraph in its place:

     INVESCO, AIM and IDI are subsidiaries of AMVESCAP PLC.

The section of the Prospectus entitled "Portfolio Managers" is amended to (1) delete the first paragraph and (2) substitute the following paragraph in its place:

      The following individuals are primarily responsible for the day-to-day management of each Fund's portfolio holdings:

      FUND                              PORTFOLIO MANAGER(S)
      High Yield                        Donovan J. (Jerry) Paul
      Select Income                     Donovan J. (Jerry) Paul
      Tax-Free Bond                     Richard A. Berry
      U.S. Government Securities        Richard R. Hinderlie

The section of the Prospectus entitled "Portfolio Managers" is amended to add the following paragraph after the first paragraph.

      RICHARD A. BERRY, a vice president and senior portfolio manager of AIM, is the portfolio manager of Tax-Free Bond Fund. Richard manages several other AIM fixed-income funds. Before joining AIM in 1987, he served at various times as senior vice president for InterFirst Investment Management
      Company, manager of investor relations at Texas Industries, Inc., vice president of Banc Texas, and investment officer at Southwestern Life Insurance Company. Richard is a Chartered Financial Analyst. He received his M.B.A. in finance and his B.B.A. from Texas Christian University.

This Supplement supersedes the Supplement dated February 15, 2000.

The date of this Supplement is May 10, 2000.

                            INVESCO BOND FUNDS, INC.


                Supplement to Statement of Additional Information
                             Dated February 15, 2000


The section of the SAI entitled "Management of the Funds" is amended to add the following subsection after the subsection entitled "The Investment Advisory Agreement:"

     THE SUB-ADVISORY AGREEMENT

     With respect to Tax-Free Bond Fund, A I M Capital Management, Inc. ("AIM") serves as sub-adviser to the Fund pursuant to a sub-advisory agreement dated May 10, 2000 (the "Sub-Agreement") with INVESCO.

     The Sub-Agreement provides that AIM, subject to the supervision of INVESCO, shall manage the investment portfolios of the Fund in conformity with the Fund's investment policies. These management services include: (a) managing the investment and reinvestment of all the assets, now or hereafter acquired, of the Fund, and executing all purchases and sales of portfolio securities; (b) maintaining a continuous investment program for the Fund, consistent with (i) the Fund's investment policies as set forth in the Company's Articles of Incorporation, Bylaws and Registration Statement, as from time to time amended, under the 1940 Act, as amended, and in any prospectus and/or statement of additional information of the Fund, as from time to time amended and in use under the 1933 Act and (ii) the Company's status as a regulated investment company under the Internal Revenue Code of 1986, as amended; (c) determining what securities are to be purchased or sold for the Fund, unless otherwise directed by the directors of the Company or INVESCO, and executing transactions accordingly; (d) providing the Fund the benefit of all of the investment analysis and research, the reviews of current economic conditions and trends, and the consideration of long-range investment policy now or hereafter generally available to investment advisory customers of AIM; (e) determining what portion of the Fund's assets should be invested in the various types of securities authorized for purchase by the Fund; and (f) making recommendations as to the manner in which voting rights, rights to consent to Company action and any other rights pertaining to the portfolio securities of the Fund shall be exercised.

     The Sub-Agreement provides that, as compensation for its services, AIM shall receive from INVESCO, at the end of each month, a fee based upon the average daily value of the Fund's net assets. The sub-advisory fees are paid by INVESCO, NOT the Fund. The fees are calculated at the following annual rates:

     Tax-Free Bond Fund

       o    0.22% on the first $300  million of the Fund's  average  net assets;
       o    0.18% of the Fund's average net assets from $300 million;  and
       o    0.14% of the Fund's average net assets from $500 million.

The date of this Supplement is May 10, 2000.